CONTRACTUAL OBLIGATIONS	12 Months Ended
Dec. 31, 2021
CONTRACTUAL OBLIGATIONS
CONTRACTUAL OBLIGATIONS

17.   CONTRACTUAL OBLIGATIONS

In connection with its Streams and Prepaid Gold Interest, the Company has committed to purchase the following:

			Per ounce cash payment:
	Percent of life of		Lesser of amount below and the then
	mine production or		prevailing market price
	relevant commodity		(unless otherwise noted)
Gold Stream interests
La Bolsa	5%		$450
La Colorada	100%		$650

Silver Stream interests
El Mochito	25%		25% of silver spot price
Moss	100	%(1)	20% of silver spot price

Prepaid Gold Interest
Auramet	1,250 ounces plus		16% of gold spot price
	2% of dividends paid(2)
	per quarter
(1)	After 3.5 million ounces of silver are delivered, Maverix’s silver purchase entitlement will be 50% of the remaining life of mine silver production.
(2)	Amount of gold that is the equivalent value to all dividends distributed by Auramet on 2% of its shares.

In connection with the acquisition of the Silvertip Royalty in 2017, the Company may issue an additional 1,400,000 common shares of the Company when the Silvertip mine achieves commercial production and a cumulative throughput of 400,000 tonnes of ore through the processing plant is achieved.

In connection with the acquisition of a portfolio of royalties from Newmont Corporation in October 2020, the Company agreed to make certain contingent cash payments of up to $15.0 million if certain production milestones at certain assets are achieved within five years of closing the acquisition (Note 4).

In connection with increasing and expanding the royalty interest at Omolon, the Company agreed to make an additional $1.5 million cash payment upon sales of 1.2 million gold equivalent ounces (Note 4).